Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

8.      WARRANTS

As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the Legacy SoundHound warrants outstanding and corresponding strike price prior to April 26, 2022 to give effect to the Conversion Ratio used to determine the number of shares of common stock into which they were converted.

Series C Warrants

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 248,408 and 496,827 shares of Legacy SoundHound Series C Preferred Stock (“Series C Warrants”), respectively, at $1.21 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 745,235 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 645,356 shares of Legacy SoundHound Series C Preferred Stock. As of September 30, 2022 and December 31, 2021, the fair value of the warrant liability was $0.

Warrants Related to Convertible Notes and Note Payable

In connection with the issuance of the Company’s 2021 note payable (“SVB March 2021 Note”) and 2021 convertible note (“SCI June 2021 Note”), the Company issued detachable warrants to purchase 708,808 and 354,404 shares of Legacy SoundHound common stock, respectively, with an exercise price of $3.67 per share to the lenders, which were immediately exercisable.

The Company recorded the warrants initially at fair value (see Note 10 for additional information) as paid-in-capital on the condensed consolidated balance sheets based on the allocation of its relative fair value of the debt proceeds. See Note 10 for additional information on the fair value calculation. The fair value in relation to the SVB March 2021 Note was allocated to the notes as a discount. The fair value in relation to the SCI June 2021 Note was capitalized as an asset, as the underlying debt bears similarity to a revolving commitment. As the warrants were classified as equity, they are not subject to remeasurement at the end of each reporting period. The initial allocated fair value of the warrants as of March 31, 2021 and June 14, 2021 was $2.3 million and $1.5 million, respectively. The warrants had a ten-year expiration date from the applicable closing date of March 2031 and June 2031, respectively.

On the Closing Date, all outstanding warrants issued in connection to the SVB March 2021 Note and the SCI June 2021 Note were fully net exercised by their respective lenders, leading to a net issuance of 673,416 shares of Class A Common Stock.

Warrants Related to the Business Combination

Public Warrants

Prior to the Business Combination, ATSP issued Public Warrants. Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares were issued upon exercise of the Public Warrants. The Company may redeem the outstanding warrants, for $0.01 per warrant, upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the Public Warrants for cash, or on a cashless basis.

Subsequent to the closing of the Business Combination, the Company’s Public Warrants continue to be classified as equity instruments, as they are indexed to the Company’s stock. As of September 30, 2022, there were 3,457,996 Public Warrants issued and outstanding.

Private Warrants

Prior to the Business Combination, ATSP issued Private Warrants. The Private Warrants were initially issued in the same form as the Public Warrants with the exception that the Private Warrants: (i) would not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

Pursuant to ASC 815, the Private Warrants were initially considered a liability instrument as they met the definition of a derivative. Upon the Closing of the Business Combination, the Company modified its Private Warrants to be identical to its Public Warrants. Therefore, the Private Warrants met requirements for classification as equity instrument, as they are indexed to the Company’s stock. On the Closing Date, there were 208,000 Private Warrants issued and outstanding. Refer to Note 10 for fair value measurement of these warrants.

7.      WARRANTS

In connection with the issuance of promissory notes in September 2010 and March 2011, the Company issued detachable warrants to purchase 76,180 and 25,394 shares of Series B Preferred Stock (“Series B Warrants”), respectively, at $1.97 per share to the lenders, which were immediately exercisable. The warrants have a ten-year expiration date from the applicable closing date of September 2020 and March 2021. The remaining warrants were exercised during the year ended December 31, 2020 and, therefore, were no longer outstanding as of December 31, 2020.

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C Preferred Stock (“Series C Warrants”), respectively, at $6.71 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 134,126 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 116,150 shares of Series C Preferred Stock. This resulted into $3,812 recorded as other expense, net within the consolidated statements of operations and comprehensive loss for the change in the fair value of the warrant liability immediately before exercise. As of December 31, 2021 and 2020, the fair value of the warrant liability was $0 and $2,004, respectively.

In connection with the issuance of the Company’s 2021 note payable (“SVB March 2021 Note”) and 2021 Convertible Note (“SCI June 2021 Note”), the Company issued detachable warrants to purchase 127,570 and 63,785 shares of common stock, respectively, with an exercise price of $20.37 per share to the lenders, which were immediately exercisable. The Company recorded the warrants initially at fair value (see Note 9 for additional information) as paid-in-capital on the consolidated balance sheets based on the allocation of its relative fair value of the debt proceeds. See Note 9 for additional information on the fair value calculation. The fair value in relation to the SVB March 2021 Note was allocated to the notes as a discount. The fair value in relation to the SCI June 2021 Note was capitalized as an asset, as the underlying debt bears similarity to a revolving commitment. As the warrants were classified as equity, they are not subject to remeasurement at the end of each reporting period. The initial allocated fair value of the warrants as of March 31, 2021 and June 14, 2021 was $2,316 and $1,527, respectively. The warrants have a ten-year expiration date from the applicable closing date of March 2031 and June 2031, respectively.